Statements of Financial Position - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents	$ 22,521,000	$ 8,223,000
Marketable securities	11,865,000
Receivables	1,586,000	759,000
Other Assets	65,000	104,000
Deferred financing costs	179,000
Prepaid expenses	1,115,000	406,000
Total current assets	37,331,000	9,492,000
Marketable securities	27,000	26,000
Other asset	557,000	555,000
Equipment	2,813,000	2,821,000
Intangible assets	7,743,000	10,065,000
Total assets	48,471,000	22,959,000
Current liabilities:
Trade and other payables	16,429,000	6,697,000
Unsecured convertible debentures	1,817,000
Total current liabilities	18,246,000	6,697,000
Derivative warrant liabilities	16,263,000	6,426,000
Unsecured convertible debentures		1,612,000
Total liabilities	34,509,000	14,735,000
Equity:
Share capital	129,318,000	73,338,000
Other equity	309,000	309,000
Contributed surplus	8,280,000	6,956,000
Deficit	(123,945,000)	(72,379,000)
Total equity	13,962,000	8,224,000
Commitments and contingencies
Total liabilities and equity	$ 48,471,000	$ 22,959,000